Directors and employees - Number of employees (Details) - employee	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of operating segments [line items]
Number of employees	74	60	44
Cost-cutting measures
Disclosure of operating segments [line items]
Number of employees	61	76
Technical, research and development
Disclosure of operating segments [line items]
Number of employees	45	34	23
Corporate and administration
Disclosure of operating segments [line items]
Number of employees	29	26	21